Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Receivables [Abstract]
Schedule of accounts receivable
	December 31, 2019	September 30, 2019
Accounts receivable	$589,682	$791,728
Reserve for doubtful accounts	-	-
	$589,682	$791,728

	September 30, 2019	September 30, 2018
Accounts receivable	$791,728	$1,615,582
Reserve for doubtful accounts	-	-
	$791,728	$1,615,582